Details of Significant Accounts - Share-based payment - Incentive Stock Option Plan - Black-Scholes option-pricing model (Details)	12 Months Ended
Dec. 31, 2022 Y $ / shares
2015 Incentive Stock Option Plan
Share-based payment arrangements
Exercise price (in dollars)	$ 0.1000
Expected option life | Y	3.42
Expected dividends	0.00%
2015 Incentive Stock Option Plan | Minimum
Share-based payment arrangements
Stock price (in dollars)	$ 0.0564
Expected price volatility	39.29%
Risk-free interest rate	0.45%
Fair value per unit (in dollars)	$ 0.0080
2015 Incentive Stock Option Plan | Maximum
Share-based payment arrangements
Stock price (in dollars)	$ 0.1777
Expected price volatility	42.25%
Risk-free interest rate	2.79%
Fair value per unit (in dollars)	$ 0.0947
2018 Incentive Stock Option Plan
Share-based payment arrangements
Exercise price (in dollars)	$ 0.3000
Expected option life | Y	3.88
Expected dividends	0.00%
2018 Incentive Stock Option Plan | Minimum
Share-based payment arrangements
Stock price (in dollars)	$ 0.1689
Expected price volatility	39.16%
Risk-free interest rate	0.58%
Fair value per unit (in dollars)	$ 0.0228
2018 Incentive Stock Option Plan | Maximum
Share-based payment arrangements
Stock price (in dollars)	$ 0.8931
Expected price volatility	53.27%
Risk-free interest rate	2.29%
Fair value per unit (in dollars)	$ 0.6397